MASSMUTUAL SELECT FUNDS

Supplement dated July 16, 2007 to the

Prospectus dated April 2, 2007

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The Board of Trustees of the Growth Equity Fund has approved the proposed reorganization of the Growth Equity Fund into the Blue Chip Growth Fund. The proposed reorganization is subject to shareholder approval by a majority of the Growth Equity Fund’s shares. Massachusetts Mutual Life Insurance Company (“MassMutual”), the majority shareholder of the Growth Equity Fund, has indicated that it will approve the reorganization, which is expected to occur in fall 2007.

The proposed Agreement and Plan of Reorganization provides for the transfer of all of the assets and the assumption of all of the liabilities of the Growth Equity Fund in exchange for shares of the Blue Chip Growth Fund equal in value to the relative net asset value of the outstanding shares of the Growth Equity Fund. After the exchange, the Growth Equity Fund will distribute the Blue Chip Growth Fund shares to its shareholders pro rata, in liquidation of the Growth Equity Fund.

A full description of the proposed reorganization will be contained in an information statement which is expected to be mailed to shareholders of the Growth Equity Fund in fall 2007.

The following information supplements the information found under Principal Investment Strategies and Risks on page 70 for the Small Cap Growth Equity Fund:

The Fund’s investments in foreign securities are limited to 20% of its net assets.

The following information replaces similar information found under Expense Information on pages 28 and 29 for the Core Opportunities Fund:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$92	$345	$618	$1,396
Class Y	$97	$371	$666	$1,506
Class L	$112	$418	$746	$1,674
Class A	$705	$1,042	$1,402	$2,412
Class N	$271	$587	$1,033	$2,270

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$168	$587	$1,033	$2,270

The following information replaces similar information found under Expense Information on pages 54 and 55 for the Small Cap Value Equity Fund:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$97	$360	$644	$1,453
Class Y	$102	$387	$693	$1,562
Class L	$117	$433	$772	$1,730
Class A	$709	$1,056	$1,426	$2,463
Class N	$276	$603	$1,059	$2,322

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$173	$603	$1,059	$2,322

The following information replaces similar information found under Expense Information on pages 60 and 61 for the Small Cap Core Equity Fund:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$98	$421	$767	$1,744
Class Y	$103	$447	$815	$1,850
Class L	$118	$494	$894	$2,014
Class A	$710	$1,113	$1,539	$2,724
Class N	$277	$662	$1,177	$2,590

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$174	$662	$1,177	$2,590

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-07-01

MASSMUTUAL SELECT FUNDS

Supplement dated July 16, 2007 to the

Class A Prospectus dated April 2, 2007

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The Board of Trustees of the Growth Equity Fund has approved the proposed reorganization of the Growth Equity Fund into the Blue Chip Growth Fund. The proposed reorganization is subject to shareholder approval by a majority of the Growth Equity Fund’s shares. Massachusetts Mutual Life Insurance Company (“MassMutual”), the majority shareholder of the Growth Equity Fund, has indicated that it will approve the reorganization, which is expected to occur in fall 2007.

The proposed Agreement and Plan of Reorganization provides for the transfer of all of the assets and the assumption of all of the liabilities of the Growth Equity Fund in exchange for shares of the Blue Chip Growth Fund equal in value to the relative net asset value of the outstanding shares of the Growth Equity Fund. After the exchange, the Growth Equity Fund will distribute the Blue Chip Growth Fund shares to its shareholders pro rata, in liquidation of the Growth Equity Fund.

A full description of the proposed reorganization will be contained in an information statement which is expected to be mailed to shareholders of the Growth Equity Fund in fall 2007.

The following information supplements the information found under Principal Investment Strategies and Risks on page 56 for the Small Cap Growth Equity Fund:

The Fund’s investments in foreign securities are limited to 20% of its net assets.

The following information replaces similar information found under Expense Information on page 21 for the Core Opportunities Fund:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$705	$1,042	$1,402	$2,412

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

The following information replaces similar information found under Expense Information on page 40 for the Small Cap Value Equity Fund:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$709	$1,056	$1,426	$2,463

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

The following information replaces similar information found under Expense Information on page 46 for the Small Cap Core Equity Fund:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$710	$1,113	$1,539	$2,724

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001A-07-01

MASSMUTUAL SELECT FUNDS

Supplement dated July 16, 2007 to the

Class N Prospectus dated April 2, 2007

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The Board of Trustees of the Growth Equity Fund has approved the proposed reorganization of the Growth Equity Fund into the Blue Chip Growth Fund. The proposed reorganization is subject to shareholder approval by a majority of the Growth Equity Fund’s shares. Massachusetts Mutual Life Insurance Company (“MassMutual”), the majority shareholder of the Growth Equity Fund, has indicated that it will approve the reorganization, which is expected to occur in fall 2007.

The proposed Agreement and Plan of Reorganization provides for the transfer of all of the assets and the assumption of all of the liabilities of the Growth Equity Fund in exchange for shares of the Blue Chip Growth Fund equal in value to the relative net asset value of the outstanding shares of the Growth Equity Fund. After the exchange, the Growth Equity Fund will distribute the Blue Chip Growth Fund shares to its shareholders pro rata, in liquidation of the Growth Equity Fund.

A full description of the proposed reorganization will be contained in an information statement which is expected to be mailed to shareholders of the Growth Equity Fund in fall 2007.

The following information supplements the information found under Principal Investment Strategies and Risks on page 72 for the Small Cap Growth Equity Fund:

The Fund’s investments in foreign securities are limited to 20% of its net assets.

The following information replaces similar information found under Expense Information on page 30 for the Core Opportunities Fund:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$271	$587	$1,033	$2,270

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$168	$587	$1,033	$2,270

The following information replaces similar information found under Expense Information on page 56 for the Small Cap Value Equity Fund:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$276	$603	$1,059	$2,322

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$173	$603	$1,059	$2,322

The following information replaces similar information found under Expense Information on pages 62 and 63 for the Small Cap Core Equity Fund:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$277	$662	$1,177	$2,590

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$174	$662	$1,177	$2,590

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001N-07-01

MASSMUTUAL SELECT FUNDS

Supplement dated July 16, 2007 to the

Class Y Prospectus dated April 2, 2007

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The Board of Trustees of the Growth Equity Fund has approved the proposed reorganization of the Growth Equity Fund into the Blue Chip Growth Fund. The proposed reorganization is subject to shareholder approval by a majority of the Growth Equity Fund’s shares. Massachusetts Mutual Life Insurance Company (“MassMutual”), the majority shareholder of the Growth Equity Fund, has indicated that it will approve the reorganization, which is expected to occur in fall 2007.

The proposed Agreement and Plan of Reorganization provides for the transfer of all of the assets and the assumption of all of the liabilities of the Growth Equity Fund in exchange for shares of the Blue Chip Growth Fund equal in value to the relative net asset value of the outstanding shares of the Growth Equity Fund. After the exchange, the Growth Equity Fund will distribute the Blue Chip Growth Fund shares to its shareholders pro rata, in liquidation of the Growth Equity Fund.

A full description of the proposed reorganization will be contained in an information statement which is expected to be mailed to shareholders of the Growth Equity Fund in fall 2007.

The following information supplements the information found under Principal Investment Strategies and Risks on page 64 for the Small Cap Growth Equity Fund:

The Fund’s investments in foreign securities are limited to 20% of its net assets.

The following information replaces similar information found under Expense Information on page 22 for the Core Opportunities Fund:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$97	$371	$666	$1,506

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

The following information replaces similar information found under Expense Information on page 48 for the Small Cap Value Equity Fund:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$102	$387	$693	$1,562

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

The following information replaces similar information found under Expense Information on page 54 for the Small Cap Core Equity Fund:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$103	$447	$815	$1,850

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001Y-07-01

MASSMUTUAL SELECT FUNDS

Supplement dated July 16, 2007 to the

Class S Prospectus dated April 2, 2007

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The Board of Trustees of the Growth Equity Fund has approved the proposed reorganization of the Growth Equity Fund into the Blue Chip Growth Fund. The proposed reorganization is subject to shareholder approval by a majority of the Growth Equity Fund’s shares. Massachusetts Mutual Life Insurance Company (“MassMutual”), the majority shareholder of the Growth Equity Fund, has indicated that it will approve the reorganization, which is expected to occur in fall 2007.

The proposed Agreement and Plan of Reorganization provides for the transfer of all of the assets and the assumption of all of the liabilities of the Growth Equity Fund in exchange for shares of the Blue Chip Growth Fund equal in value to the relative net asset value of the outstanding shares of the Growth Equity Fund. After the exchange, the Growth Equity Fund will distribute the Blue Chip Growth Fund shares to its shareholders pro rata, in liquidation of the Growth Equity Fund.

A full description of the proposed reorganization will be contained in an information statement which is expected to be mailed to shareholders of the Growth Equity Fund in fall 2007.

The following information supplements the information found under Principal Investment Strategies and Risks on page 64 for the Small Cap Growth Equity Fund:

The Fund’s investments in foreign securities are limited to 20% of its net assets.

The following information replaces similar information found under Expense Information on page 23 for the Core Opportunities Fund:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$92	$345	$618	$1,396

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

The following information replaces similar information found under Expense Information on page 48 for the Small Cap Value Equity Fund:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$97	$360	$644	$1,453

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

The following information replaces similar information found under Expense Information on page 54 for the Small Cap Core Equity Fund:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$98	$421	$767	$1,744

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001S-07-01

MASSMUTUAL SELECT FUNDS

Supplement dated July 16, 2007 to the

Class L Prospectus dated April 2, 2007

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The Board of Trustees of the Growth Equity Fund has approved the proposed reorganization of the Growth Equity Fund into the Blue Chip Growth Fund. The proposed reorganization is subject to shareholder approval by a majority of the Growth Equity Fund’s shares. Massachusetts Mutual Life Insurance Company (“MassMutual”), the majority shareholder of the Growth Equity Fund, has indicated that it will approve the reorganization, which is expected to occur in fall 2007.

The proposed Agreement and Plan of Reorganization provides for the transfer of all of the assets and the assumption of all of the liabilities of the Growth Equity Fund in exchange for shares of the Blue Chip Growth Fund equal in value to the relative net asset value of the outstanding shares of the Growth Equity Fund. After the exchange, the Growth Equity Fund will distribute the Blue Chip Growth Fund shares to its shareholders pro rata, in liquidation of the Growth Equity Fund.

A full description of the proposed reorganization will be contained in an information statement which is expected to be mailed to shareholders of the Growth Equity Fund in fall 2007.

The following information supplements the information found under Principal Investment Strategies and Risks on page 66 for the Small Cap Growth Equity Fund:

The Fund’s investments in foreign securities are limited to 20% of its net assets.

The following information replaces similar information found under Expense Information on page 25 for the Core Opportunities Fund:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$112	$418	$746	$1,674

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

The following information replaces similar information found under Expense Information on page 51 for the Small Cap Value Equity Fund:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$117	$433	$772	$1,730

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

The following information replaces similar information found under Expense Information on page 57 for the Small Cap Core Equity Fund:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$118	$494	$894	$2,014

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001L-07-01